Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Equity Series, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	trpesi1_SupplementTextBlock	T. Rowe Price Equity Index 500 Portfolio

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

On April 24, 2013, the Board of Directors approved a proposed amendment to the investment objective for the T. Rowe Price Equity Index 500 Fund and T. Rowe Price Equity Index 500 Portfolio (collectively, the “funds”). The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal were mailed to shareholders beginning on August 2, 2013. All shareholders of record of the funds at the close of business on July 24, 2013 are eligible to vote on the proposal.

The funds’ current investment objective is as follows:

“The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index.”
The Board proposes that the funds’ investment objective be changed to the following:
“The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.”

No modifications to the funds’ investment program or overall risk profile are anticipated as a result of these changes. However, the Board believes that it is in the interests of the funds’ shareholders to approve a more general investment objective to avoid any potential future issues that could arise from a name change involving the funds’ benchmark index.

If the proposed amendment to the funds’ investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.
T. Rowe Price Equity Index 500 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpesi1_SupplementTextBlock	T. Rowe Price Equity Index 500 Portfolio

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

On April 24, 2013, the Board of Directors approved a proposed amendment to the investment objective for the T. Rowe Price Equity Index 500 Fund and T. Rowe Price Equity Index 500 Portfolio (collectively, the “funds”). The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal were mailed to shareholders beginning on August 2, 2013. All shareholders of record of the funds at the close of business on July 24, 2013 are eligible to vote on the proposal.

The funds’ current investment objective is as follows:

“The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index.”
The Board proposes that the funds’ investment objective be changed to the following:
“The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.”

No modifications to the funds’ investment program or overall risk profile are anticipated as a result of these changes. However, the Board believes that it is in the interests of the funds’ shareholders to approve a more general investment objective to avoid any potential future issues that could arise from a name change involving the funds’ benchmark index.

If the proposed amendment to the funds’ investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.